Investments In Unconsolidated Affiliates (Earnings From Investments In Unconsolidated Affiliates) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended								12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Jul. 31, 2010 BP PLC [Member]	Jul. 31, 2010 DCP Midstream, LLC [Member]	Dec. 31, 2011 Discovery [Member]	Dec. 31, 2010 Discovery [Member]	Dec. 31, 2009 Discovery [Member]	Dec. 31, 2010 Other [Member]		Dec. 31, 2009 Other [Member]		Dec. 31, 2011 Black Lake [Member]	Jul. 28, 2010 Black Lake [Member]	Jul. 30, 2010 Black Lake [Member] BP PLC [Member]	Jul. 27, 2010 Black Lake [Member] DCP Midstream, LLC [Member]
Investments in and Advances to Affiliates [Line Items]
Earnings from unconsolidated affiliates	$ 22.7	[1]	$ 23.8	[2]	$ 18.5	[3]			$ 22.7	$ 23.0	$ 16.6	$ 0.8	[4]	$ 1.9	[4]
Previously acquired ownership interest							50.00%	5.00%									50.00%	50.00%	5.00%
Percentage of ownership																100.00%

[1]	The financial information as of December 31, 2011 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[2]	The financial information as of December 31, 2010 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[3]	The financial information as of December 31, 2009 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[4]	On July 27, 2010, we acquired an additional 5% interest in Black Lake from DCP Midstream, LLC in a transaction among entities under common control, and on July 30, 2010, we acquired an additional 50% interest in Black Lake from an affiliate of BP PLC, bringing our ownership interest in Black Lake to 100%. Prior to our acquisition of an additional 50% interest in Black Lake, we accounted for Black Lake under the equity method of accounting. Subsequent to this transaction we account for Black Lake as a consolidated subsidiary and accordingly, earnings from unconsolidated affiliates excludes the results of Black Lake since July 30, 2010.